Condensed Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	35,000,000	35,000,000	35,000,000
Preferred stock, issued			15,274,000
Preferred stock, outstanding			15,274,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	36,334,942	36,304,942	20,412,024
Common stock, shares outstanding	36,334,942	36,304,942	20,412,024